Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended		23 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended		39 Months Ended	40 Months Ended	46 Months Ended		52 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended
	Nov. 01, 2022	Mar. 31, 2022	Feb. 26, 2021	Aug. 31, 2018	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2019	Sep. 30, 2023	Jun. 30, 2025	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2020	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000203273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Equity Premium Income Fund (Class A Shares)
Accumulated Value				$ 9,476								$ 10,046										$ 9,667									$ 12,526				$ 12,395		$ 13,732	$ 15,101	$ 16,321
C000203274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Equity Premium Income Fund (Class C Shares)
Accumulated Value				10,000								10,550										10,101									13,034				12,833		14,147	15,480	16,648
C000203275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Equity Premium Income Fund (Class I Shares)
Accumulated Value				1,000,000								1,061,499										1,024,354									1,330,333				1,320,561		1,465,594	1,616,789	1,751,780
C000203276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Equity Premium Income Fund (Class R5 Shares)
Accumulated Value				10,000								10,628										10,272									13,359				13,272		14,761	16,308	17,682
C000203277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Equity Premium Income Fund (Class R6 Shares)
Accumulated Value				5,000,000								5,318,346										5,141,094									6,698,453				6,665,818		7,416,254	8,195,991	8,902,363
C000225320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 2 Fund (Class A Shares)
Accumulated Value			$ 9,476				$ 10,096				$ 10,815						$ 9,441				$ 9,357					$ 10,648				$ 10,749			$ 11,939	$ 12,658		$ 12,886
C000225317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 2 Fund (Class C Shares)
Accumulated Value			10,000				10,636				11,371						9,901				9,787					11,110				11,187			12,394	13,110		13,316
C000225318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 2 Fund (Class I Shares)
Accumulated Value			1,000,000				1,066,347				1,144,057						1,000,039				991,632					1,130,658				1,142,912			1,270,805	1,348,947		1,374,995
C000225319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 2 Fund (Class R5 Shares)
Accumulated Value			10,000				10,666				11,457						10,015				9,947					11,341				11,480			12,765	13,566		13,838
C000225316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 2 Fund (Class R6 Shares)
Accumulated Value			5,000,000				5,337,432				5,735,503						5,016,829				4,981,382					5,686,027				5,754,866			6,406,226	6,808,325		6,951,805
C000225322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 3 Fund (Class A Shares)
Accumulated Value			9,476				10,092				10,695						9,105				9,125					10,105				10,798			11,887	12,571		12,817
C000225323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 3 Fund (Class C Shares)
Accumulated Value			10,000				10,637				11,241						9,543				9,541					10,542				11,232			12,343	13,014		13,238
C000225324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 3 Fund (Class I Shares)
Accumulated Value			1,000,000				1,066,352				1,131,627						964,185				967,560					1,072,590				1,147,521			1,265,300	1,339,817		1,367,658
C000225325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 3 Fund (Class R5 Shares)
Accumulated Value			10,000				10,664				11,329						9,661				9,703					10,766				11,525			12,715	13,473		13,762
C000225321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Hedged Equity 3 Fund (Class R6 Shares)
Accumulated Value			5,000,000				$ 5,333,975				5,669,225						$ 4,836,412				4,859,578					$ 5,393,634				5,780,756			$ 6,380,959	6,764,479		$ 6,913,342
C000234321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Preferred and Income Securities Fund (Class A Shares)
Accumulated Value		$ 9,625				$ 8,742				$ 8,907						$ 8,924				$ 9,598					$ 10,133				$ 10,620			$ 11,025
C000237453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Preferred and Income Securities Fund (Class C Shares)
Accumulated Value		10,000				9,072				9,208						9,201				9,871					10,396				10,882			11,257
C000234322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Preferred and Income Securities Fund (Class I Shares)
Accumulated Value		1,000,000				908,719				927,069						929,008				1,000,477					1,058,685				1,110,993			1,153,533
C000234320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan Preferred and Income Securities Fund (Class R6 Shares)
Accumulated Value		5,000,000				4,544,007				4,637,015						4,647,943				5,006,760					5,299,313				5,562,486			5,782,928
C000238569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class A Shares)
Accumulated Value	$ 9,548				$ 9,850			$ 10,481	$ 11,034				$ 10,635		$ 11,766			$ 12,695	$ 12,964				$ 13,710	$ 13,430			$ 13,350	$ 14,604
C000238564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class C Shares)
Accumulated Value	10,000				10,307			10,954	11,513				11,082		12,241			13,189	13,448				14,205	13,893			13,790	15,067
C000238565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class I Shares)
Accumulated Value	1,000,000				1,031,913			1,098,683	1,157,361				1,116,219		1,235,140			1,333,210	1,362,014				1,441,568	1,412,576			1,404,872	1,537,236
C000238566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)
Accumulated Value	10,000				10,311			10,965	11,531				11,106		12,280			13,241	13,506				14,276	13,972			13,876	15,170
C000238567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)
Accumulated Value	10,000				10,315			10,976	11,549				11,131		12,311			13,288	13,561				14,340	14,043			13,960	15,266
C000238568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)
Accumulated Value	10,000				10,319			10,987	11,574				11,155		12,349			13,335	13,616				14,410	14,125			14,048	15,369
C000238570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)
Accumulated Value	10,000				10,322			10,996	11,583				11,172		12,371			13,367	13,655				14,451	14,168			14,098	15,431
C000238563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)
Accumulated Value	4,999,999.995				5,161,603.334			5,498,963.029	5,795,839.56				5,590,050.146		6,191,285.802			6,689,198.415	6,836,855.259				7,238,619.23	7,097,896.037			7,062,775.324	7,733,580.937
C000238571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)
Accumulated Value	1,000,000.01				1,031,115.34			1,094,135.4	1,152,462.47				1,109,555.2		1,224,828.92			1,313,092.65	1,338,892.81				1,426,477.58	1,400,011.38			1,392,428.84	1,524,089.2
C000238572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)
Accumulated Value	10,000.01				10,303.05			10,919.35	11,488.77				11,046.63		12,176.02			13,040.43	13,283.54				14,127.69	13,850.26			13,754.74	15,037.43
C000238573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)
Accumulated Value	10,000				10,307			10,930	11,507				11,071		12,216			13,082	13,340				14,200	13,924			13,842	15,138
C000238574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)
Accumulated Value	10,000.01				10,311.15			10,941.35	11,524.62				11,095.55		12,248.58			13,131.24	13,389.25				14,265.12	14,005.28			13,922.57	15,239.01
C000238575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)
Accumulated Value	10,000.01				10,313.6			10,943.95	11,534.06				11,111.59		12,270.3			13,161.33	13,426.6				14,304.02	14,044.55			13,975.4	15,303.09
C000238576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)
Accumulated Value	5,000,000				5,157,609.99			5,476,187.98	5,771,291.8				5,560,024.29		6,144,410.36			6,590,348.17	6,723,108.28				7,165,641.99	7,038,617.33			7,003,978.46	7,672,508.55
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500 Index
Accumulated Value			10,000	10,000							12,653	10,310									10,361	11,083								13,085	15,605			16,359	13,948		16,681	20,777	23,928
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 3-Month US Treasury Bill Index
Accumulated Value			$ 10,000	$ 10,000							$ 10,003	$ 10,197									$ 10,150	$ 10,363								$ 10,662	$ 10,373			$ 11,222	$ 10,390		$ 10,767	$ 11,350	$ 11,881
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Index
Accumulated Value		10,000				9,531				9,248						9,441				9,759					9,690				9,881			10,278
S And P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Target Date 2065+ Index
Accumulated Value	1,000,000				1,035,204			1,101,543	1,158,705				1,119,643		1,241,023			1,327,945	1,355,274				1,448,108	1,425,115			1,411,294	1,552,666
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI Index (net total return)
Accumulated Value	1,000,000				1,024,110			1,103,282	1,178,630				1,137,828		1,267,717			1,380,298	1,416,621				1,506,786	1,504,411			1,477,448	1,646,939
JPMorgan SmartRetirement 2065 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement 2065 Composite Benchmark
Accumulated Value	10,000				10,352			11,015	11,587				11,196		12,410			13,279	13,553				14,481	14,251			14,113	15,527
ICE BofA US All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA US All Capital Securities Index
Accumulated Value		10,000				9,198				9,095						9,358				9,947					10,450				10,904			11,168
Preferred and Income Securities Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Preferred and Income Securities Composite Benchmark
Accumulated Value		$ 10,000				$ 9,188				$ 9,169						$ 9,186				$ 9,873					$ 10,374				$ 10,865			$ 11,205
JPMorgan SmartRetirement Blend 2065 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JPMorgan SmartRetirement Blend 2065 Composite Benchmark
Accumulated Value	$ 1,000,000				$ 1,037,666.9			$ 1,105,566.5	$ 1,166,196.5				$ 1,123,895.8		$ 1,247,403.8			$ 1,338,307.3	$ 1,366,494.8				$ 1,459,364.5	$ 1,434,901.2			$ 1,423,318.4	$ 1,564,223.3